Disclosure of detailed information about commitments (Details) $ in Thousands	Feb. 28, 2019 USD ($)
Statements [Line Items]
Capital commitments	$ 72,430
Less than 1 Year [Member]
Statements [Line Items]
Capital commitments	48,309
1 to 3 Years [Member]
Statements [Line Items]
Capital commitments	3,138
4 to 5 Years [Member]
Statements [Line Items]
Capital commitments	20,983
More than 5 Years [Member]
Statements [Line Items]
Capital commitments	0
Lease obligations [Member]
Statements [Line Items]
Capital commitments	1,106
Lease obligations [Member] | Less than 1 Year [Member]
Statements [Line Items]
Capital commitments	411
Lease obligations [Member] | 1 to 3 Years [Member]
Statements [Line Items]
Capital commitments	389
Lease obligations [Member] | 4 to 5 Years [Member]
Statements [Line Items]
Capital commitments	306
Lease obligations [Member] | More than 5 Years [Member]
Statements [Line Items]
Capital commitments	0
Contractor payments [Member]
Statements [Line Items]
Capital commitments	726
Contractor payments [Member] | Less than 1 Year [Member]
Statements [Line Items]
Capital commitments	726
Contractor payments [Member] | 1 to 3 Years [Member]
Statements [Line Items]
Capital commitments	0
Contractor payments [Member] | 4 to 5 Years [Member]
Statements [Line Items]
Capital commitments	0
Contractor payments [Member] | More than 5 Years [Member]
Statements [Line Items]
Capital commitments	0
Convertible Note [Member]
Statements [Line Items]
Capital commitments	24,800
Convertible Note [Member] | Less than 1 Year [Member]
Statements [Line Items]
Capital commitments	1,374
Convertible Note [Member] | 1 to 3 Years [Member]
Statements [Line Items]
Capital commitments	2,749
Convertible Note [Member] | 4 to 5 Years [Member]
Statements [Line Items]
Capital commitments	20,677
Convertible Note [Member] | More than 5 Years [Member]
Statements [Line Items]
Capital commitments	0
LMM Facility [Member]
Statements [Line Items]
Capital commitments	45,798
LMM Facility [Member] | Less than 1 Year [Member]
Statements [Line Items]
Capital commitments	45,798
LMM Facility [Member] | 1 to 3 Years [Member]
Statements [Line Items]
Capital commitments	0
LMM Facility [Member] | 4 to 5 Years [Member]
Statements [Line Items]
Capital commitments	0
LMM Facility [Member] | More than 5 Years [Member]
Statements [Line Items]
Capital commitments	$ 0